AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
(each a “Fund” and together the “Funds”)

Supplement, dated December 30, 2022
to each Fund’s Prospectus, dated February 1, 2022

This supplement updates certain information contained in each Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on December 31, 2022, following which each Fund will reset and commence a new Outcome Period beginning January 1, 2023, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Large Cap Buffer10 Jan ETF	JANT	January 1, 2023, to December 31, 2023	23.41% (before management fee) 22.67% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	JANW	January 1, 2023, to December 31, 2023	15.49% (before management fee) 14.75% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	January 1, 2023, to June 30, 2023	10.91% (before management fee) 10.54% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
(each a “Fund” and together the “Funds”)

Supplement, dated January 1, 2023
to the Trust’s Statement of Additional Information (“SAI”), dated February 1, 2022

This supplement updates certain information contained in the SAI and should be attached to the SAI and retained for future reference.

As of January 1, 2023, information about the Funds is included in an updated SAI dated January 1, 2023 related to the Funds.  As a result, the Funds are no longer included in the SAI relating to the other series of the Trust and, therefore, any references to the Funds in the SAI dated February 1, 2022 are hereby deleted.